CAPITAL RESERVE	12 Months Ended
Dec. 31, 2024
Capital Reserve
CAPITAL RESERVE

14 CAPITAL RESERVE

Capital reserve constitutes changes in ownership interests in subsidiaries that do not result in a loss of control that are accounted for as equity transactions. Any difference between the amount by which the non-controlling interests is adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the capital reserve. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024